Segment information	12 Months Ended
Dec. 31, 2022
Segment information
Segment information

5. Segment information

Management has identified one single operating segment, related to the discovery, development and commercialization of small-molecule pharmaceutical products.

Information about products, services and major customers

External income of the Group for the years ended December 31, 2022, 2021 and 2020 is derived from the business of discovery, development and commercialization of pharmaceutical products. Income was earned from rendering of research services to a pharmaceutical company and grants earned.

Information about geographical areas

External income is exclusively recorded in the Swiss operating company.

Analysis of revenue from contract with customer and other income by nature is detailed as follows:

	2022	2021	2020
Collaborative research funding	1,422,438	2,916,308	3,612,819
Grants earned	—	218,330	244,298
Other service income	22,521	18,667	22,026
Total	1,444,959	3,153,305	3,879,143

Analysis of revenue from contract with customer and other income by major counterparties is detailed as follows:

	2022	2021	2020
Indivior PLC	1,422,438	2,916,308	3,612,819
Eurostars/Innosuisse	—	218,330	244,298
Other counterparties	22,521	18,667	22,026
Total	1,444,959	3,153,305	3,879,143

For more detail, refer to note 14, “Revenue from contract with customer” and note 15 “Other Income”.

The geographical allocation of long-lived assets is detailed as follows:

	December 31,	December 31,
	2022	2021
Switzerland	452,732	596,098
United States of America	—	3,536
France	357	374
Total	453,089	600,008

The geographical analysis of operating costs is as follows:

	2022	2021	2020
Switzerland	21,933,056	18,619,123	16,050,488
United States of America	27,513	33,016	64,922
France	4,597	7,083	7,007
Total operating costs (note 17)	21,965,166	18,659,222	16,122,417

There was capital expenditure of CHF 581 in 2022 and CHF 31,549 in 2021.